Inventories -Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosures Of Inventories [Abstract]
Total cost of inventories recognized	$ 261.8	$ 195.8
Inventory obsolescence provision	2.7	2.0
Inventory write-down	$ 0.7	$ 0.0